S-K 1603(c) Fiduciary Duties to Other Companies	Sep. 04, 2025
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Below is a table summarizing the entities to which our executive officers and directors currently have fiduciary duties or contractual obligations:

Individual	Entity	Entity’s Business	Affiliation
Matthew R. Pollard	Capital Partners Group Pte. Ltd.	Investment Banking	Founders & Managing Director

Abhay N. Pande	Princeton Capital Advisors	Investment Banking	Managing Director

	DGA Group	Strategic Advisory	Senior Advisor

	Ironmont Hydro Pvt Ltd.	Renewable Energy Investments	Executive Director

	zSpace Technologies Inc.	Technology	Director

	Docketscope Inc.	Technology	Director

	Clarendon Capital	Private Equity	Advisory Board Member

Kevin M. Murphy	Andaman Capital Partners	Investment Banking	Managing Director

	The Pacific Group Ltd.	Investment Management	Director

	Synergenz Bioscience Ltd.	Bioscience	Executive Director

R. Ian Angell	Trinity Western University—Embark	Incubator	Director

	BAC Insights	Consulting	Director

	Delta Water Products Group	Distribution	Director

Kenneth Hyatt	CMP Partners	Consulting	Founder and Managing Partner

	Princeton Capital Advisers	Investment Banking	Senior Advisor

	DGA Group	Strategic Advisory	Senior Advisor

Ved P. Narayan	EOS GmbH	Technology	Sr. Vice President, Asia Pacific

	Evercurrent	Technology	Senior Advisor